ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY(Tables)	12 Months Ended
Dec. 31, 2016
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY [Abstract]
Condensed Balance Sheet
Condensed Balance Sheets

		As of	As of
		December 31,	December 31,
In millions of $	Note	2015	2016

Assets
Current assets:
Cash and cash equivalents		0.7	2.5
Other current assets		2.2	1.8
Amount due from subsidiaries	b	164.3	314.6

Total current assets		167.2	318.9

Non-current assets:
Intangible assets		0.3	0.3
Investments in subsidiaries	a	440.2	629.9
Other long-term assets		0.8	0.2

Total non-current assets		441.3	630.4

Total assets		608.5	949.3

Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses and other payables		0.8	3.4
Amount due to subsidiaries	b	60.5	230.7
Long term borrowing - current portion	c	-	87.0
Total current liabilities		61.3	321.1

Non-current liabilities:
Long-term borrowings	c	207.0	120.0
Notes payable		-	100.0
Total non-current liabilities		207.0	220.0

Total liabilities		268.3	541.1

Redeemable ordinary shares (par value $0.0001 per share; 20,070,375 and nil issued and outstanding at December 31, 2015 and December 31, 2016, respectively)		-	-

Shareholders’ equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,160,675,592 and 4,161,175,592 shares issued and outstanding at December 31, 2015 and December 31, 2016, respectively)		0.4	0.4
Additional paid-in capital		431.1	431.7
Accumulated earnings (deficit)		(20.2)	107.3
Accumulated other comprehensive loss		(71.1)	(131.2)
Total shareholders’ equity		340.2	408.2

Total liabilities, redeemable ordinary shares and shareholders’ equity		608.5	949.3

Condensed Statement of Comprehensive Income (Loss)
Condensed Statements of Comprehensive Income

	For the year ended	For the year ended
In millions of $	December 31, 2015	December 31, 2016

Net revenues	-	-
Cost of revenues	-	0.2

Gross profit	-	(0.2)

Operating expenses	7.7	2.2

Operating loss	(7.7)	(2.4)

Share of income from subsidiaries	60.3	140.3
Interest expenses - net	(9.3)	(4.3)
Other income (expenses) - net	(0.3)	2.1
Exchange income (loss)	0.8	(7.8)

Income before income taxes	43.8	127.9

Income tax expenses	-	0.4

Net income	43.8	127.5

Other comprehensive loss, net of tax
Share of other comprehensive loss from subsidiaries	(34.6)	(60.1)

Comprehensive income	9.2	67.4

Condensed Statement of Cash Flows
Condensed Statements of Cash Flows

	For the year ended	For the year ended
In millions of $	December 31, 2015	December 31, 2016

Net cash used in operating activities	(14.0)	(7.9)

Net cash provided by (used in) investing activities	(103.9)	69.2

Net cash provided by (used in) financing activities	118.2	(59.5)

Net increase in cash and cash equivalents	0.3	1.8

Cash and cash equivalents at the beginning of year	0.4	0.7

Cash and cash equivalents at the end of year	0.7	2.5